Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants
Warrants

Note 9. Warrants

The following table represents warrant activity for the nine months ended September 30, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	120,675	$62.11	1.32
Exercisable – December 31, 2022	120,675	$62.11	1.32	$-
Granted	10,701,408	$-
Exercised	(1,740,410)	$-
Forfeited or Expired	-	$-
Outstanding – September 30, 2023	9,081,673	$1.39	1.23
Exercisable – September 30, 2023	9,081,673	$1.39	1.23	$-

On January 24, 2022, in connection with the issuance of the $5,750,000 promissory note to Lind pursuant to a securities purchase agreement, the Company issued Lind a five-year warrant to purchase 1,000,000 shares of common stock at an exercise price of $4.50 per share. The warrant provides for cashless exercise and full ratchet anti-dilution if the Company issues securities at less than $4.50 per share. Under the Black-Scholes pricing model, the fair value of the warrants issued to purchase 1,000,000 shares of common stock was estimated at $1,412,213 on the date of issuance of the warrant using the following assumptions: stock price of $3.97 at the date of the agreement, exercise price of the warrant, warrant term, volatility rate of 43.21% and risk-free interest rate of 1.53% from the Department of Treasury. The relative fair value of $1,035,253 was calculated using the net proceeds of the convertible note and accounted for as paid in capital. After taking into account the Company’s Reverse Stock Split, the warrants issued were 50,000 shares of common stock at an exercise price of $90 per share.

On May 30, 2023, in connection with the issuance of the $1,200,000 promissory note to Lind pursuant to a securities purchase agreement, the Company issued Lind a five-year warrant exercisable six months from the date of issuance to purchase 435,035 shares of common stock at an exercise price of $2.45 per share. The warrant provides for cashless exercise and full ratchet anti-dilution provisions. Under the Black-Scholes pricing model, the fair value of the warrants issued to purchase 435,035 shares of common stock was estimated at $381,538 on the date of issuance of the warrant and $2,726 as of September 30, 2023 using the following assumptions: stock price of $2.14 and $0.26; exercise price of $2.45, risk free rate of 3.81% and 4.60%, volatility of 46.01%; and expected term of five years. The fair value of the warrants of $381,538 was recorded as a discount to the 2023 Lind Note and classified as liabilities.

On July 27, 2023, in connection with the issuance of the $300,000 promissory note to Lind pursuant to the Purchase Agreement Amendment, the Company issued Lind a five-year warrant exercisable six months from the date of issuance to purchase 175,234 shares of common stock at an exercise price of $1.34 per share. The warrant provides for cashless exercise and full ratchet anti-dilution provisions. Under the Black-Scholes pricing model, the fair value of the warrants is estimated at $72,208 on the date of issuance of the warrant and $3,243 as of September 30, 2023 using the following assumptions: stock price of $1.07 and $0.26; exercise price of $1.34; risk free rate of 4.24% and 4.60%; volatility of 45.51%; and expected term of five years. The fair value of the warrants of $72,208 was recorded as a discount to the 2023 Purchase Agreement Amendment and classified as a liability.

On September 11, 2023, in connection with the underwritten public offering pursuant to a securities purchase agreement, the Company issued pre-funded warrants with the public offering price of $0.4555 immediately exercisable to purchase up to 10,051,139 shares of common stock at an exercise price of $0.01 per share for gross proceeds of $4,578,294. Under the Black-Scholes pricing model, the fair value of the warrants issued to purchase 10,051,139 shares of common stock was estimated at $4,619,851 on the date of issuance of the warrant and $2,094,054 as of September 30, 2023 using the following assumptions: stock price of $0.469 and $0.26; exercise price of $0.01; warrant term; volatility rate of 149.06% and 145.79%; and risk-free interest rate of 5.40% and 5.46% from the US Department of Treasury. For the nine months ended September 30, 2023, the Company issued an aggregate of 1,700,410 shares of common stock to two investors upon exercise of warrants.

On September 11, 2023, in connection with the underwritten public offering, the Company issued five-year Series A-1 warrants to purchase up to 10,741,139 shares of common stock which warrants are exercisable upon stockholder approval at an exercise price of $0.4655 per share. Since the exercise of these warrants is contingent upon stockholder approval, which stockholder approval has not been obtained, such warrants were not considered as outstanding as of September 30, 2023.

On September 11, 2023, in connection with the underwritten public offering, the Company issued eighteen-month Series A-2 warrants to purchase up to 10,741,139 shares of common stock which warrants are exercisable upon stockholder approval at an exercise price of $0.4655 per share. Since the exercise of these warrants is contingent upon stockholder approval, which stockholder approval has not been obtained, such warrants were not considered as outstanding as of September 30, 2023.

During the nine months ended September 30, 2023, the Company issued 40,000 shares of common stock at an exercise price of $3.98 per share pursuant to pre-funded warrants issued to Aegis in connection with an underwritten offering.

Note 11. Warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2021	1,538,500	$2.11	2.50
Exercisable – December 31, 2021	1,538,500	$2.11	2.50	$-
Granted	1,000,000	$-
Exercised	(125,000)	$2.00
Forfeited or Expired	-	$-
Outstanding – December 31, 2022	2,413,500	$3.11	1.32
Exercisable – December 31, 2022	2,413,500	$3.11	1.32	$-

As of December 31, 2021, the Company issued warrants to purchase an aggregate of 1,500,000 shares at an exercise price of $2.00 per share in a private offering to seventy-seven accredited investors that expire in June 2024. The Company also issued a warrant to purchase an aggregate of 56,000 shares of common stock at an exercise price of $5.00 per share to Newbridge. Such warrant is exercisable on a date which is 180 days from the closing of the offering November 5, 2021 and expires on November 5, 2024. The Company issued 353,250 shares at an exercise price of $2.40 and 17,500 shares at an exercise price of $2.00 to investors upon the exercise of warrants.

On January 24, 2022, in connection with the issuance of the $5,750,000 promissory note to Lind pursuant to a securities purchase agreement, the Company issued Lind a five-year warrant to purchase 1,000,000 shares of common stock at an exercise price of $4.50 per share. The warrant provides for cashless exercise and full ratchet anti-dilution if the Company issues securities at less than $4.50 per share. Under the Black-Scholes pricing model, the fair value of the warrant issued to purchase 1,000,000 shares of common stock was estimated at $1,412,213 on the date of issuance using the following assumptions: stock price of $3.97 at the date of the agreement, exercise price of the warrant, warrant term, volatility rate of 43.21% and risk-free interest rate of 1.53% from the Department of Treasury. The relative fair value of $1,035,253 was calculated using the net proceeds of the convertible note and accounted for as paid in capital.

For the year ended December 31, 2022, the Company issued 125,000 shares of common stock at an exercise price of $2.00 to an investor upon exercise of a warrant.